Financial Assets Pledged as Collateral - Summary of Financial Assets Pledged as Collateral (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets pledged as collateral [abstract]
Deposits as Collateral	$ 6,899,443	$ 5,479,776
Special Accounts as Collateral – Argentine Central Bank	11,444,550	10,245,260
Trust as Collateral	373,450
Total	$ 18,717,443	$ 15,725,036